Related party transactions - Amounts included in the Barclays Bank Group's financial statements with other Barclays Group companies (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Income	[1]	£ 7,122	£ 7,253
Operating expenses		(4,910)	(6,384)
Assets		969,266		£ 877,700
Liabilities		916,656		829,989
Parent [member]
Disclosure of transactions between related parties [line items]
Income		(275)	(77)
Operating expenses		(46)	(72)
Assets		1,707		727
Liabilities		26,315		21,405
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Income		32	1
Operating expenses		(1,546)	£ (2,045)
Assets		2,332		1,091
Liabilities		£ 1,272		£ 2,058

[1]	The geographic region is based on counterparty location